SHARE-BASED COMPENSATION - Share option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Options outstanding at beginning	1,953,882	1,810,749
Exercised	0	(1,424,622)
Cancelled		(405,936)
Forfeited	(42,126)	(136,221)
Granted	918,000	2,109,912
Options outstanding at end	2,829,756	1,953,882	1,810,749
Options exercisable at December 31, 2022	986,636
Vested and expected to vest after December 31, 2022	2,829,756
Weighted-Average Exercise Price
Options outstanding at beginning	$ 1.72323	$ 0.06143
Exercised		0.01447
Cancelled		0.06452
Forfeited	2.00000	0.00100
Granted	2.00000	1.68113
Options outstanding at end	1.80889	$ 1.72323	$ 0.06143
Options exercisable at December 31, 2022	1.45189
Vested and expected to vest after December 31, 2022	$ 1.80889
Weighted-Average Remaining Contractual Term :
Weighted-Average Remaining Contractual Term (in Years)	8 years 9 months 7 days	9 years 3 months 21 days	9 years 8 months 12 days
Options exercisable weighted average remaining contractual term	8 years 3 months 3 days
Vested and expected to vest outstanding weighted average remaining contractual term	8 years 9 months 7 days
Weighted- Average Fair Value at Grant Date :
Weighted- Average Fair Value at Grant Date at beginning (in dollars)	$ 1.12355	$ 3.46867
Weighted- Average Fair Value at Grant Date at end (in dollars)	$ 0.98273	$ 1.12355	$ 3.46867
Aggregate Intrinsic Value, Options exercisable	$ 162